Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of contractual maturities of financial liabilities
	Carrying amount	Contractual cash flows (undiscounted)	2021	2022	2023	2024	2025	Thereafter
Trade and other payables	$30,091	$30,091	$30,091	$—	$—	$—	$—	$—
Customer and other deposits	1,614	1,614	1,270	17	83	17	83	144
Satellite performance incentive payments	37,948	47,296	9,316	8,360	7,518	5,918	3,133	13,051
Other financial liabilities	2,116	2,116	2,116	—	—	—	—	—
Interest rate swaps	18,029	18,330	12,709	5,621	—	—	—	—
Indebtedness(1)	3,196,504	4,013,282	129,552	129,359	129,358	129,453	128,404	3,367,156
	$3,286,302	$4,112,729	$185,054	$143,357	$136,959	$135,388	$131,620	$3,380,351

Schedule of interest payable and interest payments
	Interest payable	Interest payments
Satellite performance incentive payments	$374	$9,558
Indebtedness	$11,672	$828,450

Schedule of financial assets and financial liabilities and fair values hierarchy
As at December 31, 2020	FVTPL	Amortized cost	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$818,378	$818,378	$818,378	Level 1
Trade and other receivables	—	51,928	51,928	51,928	(3)
Other current financial assets	—	448	448	448	Level 1
Other long-term financial assets(1)	30,266	23,159	53,425	53,425	Level 1, Level 2
Trade and other payables	—	(30,091)	(30,091)	(30,091)	(3)
Other current financial liabilities	(12,581)	(23,299)	(35,880)	(37,921)	Level 2
Other long-term financial liabilities	(5,448)	(30,051)	(35,499)	(36,357)	Level 2
Indebtedness(2)	—	(3,184,832)	(3,184,832)	(3,214,543)	Level 2
	$12,237	$(2,374,360)	$(2,362,123)	$(2,394,733)
As at December 31, 2019	FVTPL	Amortized cost	Total	Fair value	Fair value hierarchy
Cash and cash equivalents	$—	$1,027,222	$1,027,222	$1,027,222	Level 1
Trade and other receivables	—	64,062	64,062	64,062	(3)
Other current financial assets	—	210	210	210	Level 1
Other long-term financial assets(1)	32,821	24,909	57,730	57,730	Level 1, Level 2
Trade and other payables	—	(26,247)	(26,247)	(26,247)	(3)
Other current financial liabilities	(3,206)	(35,075)	(38,281)	(40,748)	Level 2
Other long-term financial liabilities	(4,710)	(37,801)	(42,511)	(42,493)	Level 2
Indebtedness(2)	—	(3,713,192)	(3,713,192)	(3,760,656)	Level 2
	$24,905	$(2,695,912)	$(2,671,007)	$(2,720,920)

Schedule of rates used to calculate fair value of indebtedness
As at December 31,	2020	2019
Term Loan B – U.S. Facility – Senior Secured Credit Facilities	98.88%	100.25%
Senior Notes	104.76%	104.25%
Senior Secured Notes	103.64%	102.10%

Schedule of current and long-term portions of fair value of derivative assets and liabilities
As at December 31, 2020	Other long-term financial assets	Other current financial liabilities	Other long-term financial liabilities	Total
Interest rate swaps	$—	$(12,581)	$(5,448)	$(18,029)
Prepayment options	30,266	—	—	30,266
	$30,266	$(12,581)	$(5,448)	$12,237
As at December 31, 2019	Other long-term financial assets	Other current financial liabilities	Other long-term financial liabilities	Total
Interest rate swaps	$—	$(3,206)	$(4,710)	$(7,916)
Prepayment options	32,821	—	—	32,821
	$32,821	$(3,206)	$(4,710)	$24,905

Schedule of reconciliation of fair value of derivative assets and liabilities
Fair value, December 31, 2018 and January 1, 2019	$46,795
Derivatives recognized at inception
Prepayment option – Senior Notes	17,829
Prepayment option – Senior Secured Notes	10,562
Unrealized gains (losses) on derivatives
Interest rate floor	5,368
Prepayment options	(12,391)
Interest rate swaps	(42,649)
Impact of foreign exchange	(609)
Fair value, December 31, 2019	24,905
Unrealized losses on derivatives
Prepayment options	(2,308)
Interest rate swaps	(10,807)
Impact of foreign exchange	447
Fair value, December 31, 2020	$12,237